Right-of-use-assets - Summary of Information about leases right-of-use-assets (Detail) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at January 1, 2019	€ 55,798
Balance as at December 31, 2019	54,718
Disclosure Of Depreciation And Amortisation Expense [Abstract]
Depreciation	(13,227)
Balance as at January 1, 2019	55,798
Balance as at December 31, 2019	54,718
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Effect of translation adjustments	41
Disclosure Of Depreciation And Amortisation Expense [Abstract]
Effect of translation adjustments	41
Accumulated depreciation as at December 31, 2019	(13,186)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at January 1, 2019	55,159
Balance as at December 31, 2019	53,983
Disclosure Of Depreciation And Amortisation Expense [Abstract]
Depreciation	(12,926)
Accumulated depreciation as at December 31, 2019	(12,884)
Balance as at January 1, 2019	55,159
Balance as at December 31, 2019	53,983
Buildings [member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Effect of translation adjustments	42
Disclosure Of Depreciation And Amortisation Expense [Abstract]
Effect of translation adjustments	42
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at January 1, 2019	639
Balance as at December 31, 2019	735
Disclosure Of Depreciation And Amortisation Expense [Abstract]
Depreciation	(301)
Accumulated depreciation as at December 31, 2019	(302)
Balance as at January 1, 2019	639
Balance as at December 31, 2019	735
Vehicles [member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Effect of translation adjustments	(1)
Disclosure Of Depreciation And Amortisation Expense [Abstract]
Effect of translation adjustments	(1)
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at January 1, 2019	55,798
Additions	11,181
Effect of translation adjustments	925
Balance as at December 31, 2019	67,904
Disclosure Of Depreciation And Amortisation Expense [Abstract]
Effect of translation adjustments	925
Balance as at January 1, 2019	55,798
Balance as at December 31, 2019	67,904
Right-of-use assets [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at January 1, 2019	55,159
Additions	10,786
Effect of translation adjustments	922
Balance as at December 31, 2019	66,867
Disclosure Of Depreciation And Amortisation Expense [Abstract]
Effect of translation adjustments	922
Balance as at January 1, 2019	55,159
Balance as at December 31, 2019	66,867
Right-of-use assets [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as at January 1, 2019	639
Additions	395
Effect of translation adjustments	3
Balance as at December 31, 2019	1,037
Disclosure Of Depreciation And Amortisation Expense [Abstract]
Effect of translation adjustments	3
Balance as at January 1, 2019	639
Balance as at December 31, 2019	€ 1,037